UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/09

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2009

A series of the Northern Lights Variable Trust

Dear Shareholders;

The first half of 2009 was a roller coaster!  With the inauguration, the stimulus package, the bailing out of the auto companies and the stock market on a wild ride, there was not a lack of excitement.  Of course, with investing, excitement is not always a good thing.

We tweaked our investment model, adding a sell discipline if securities fell more than a certain amount.  This approach along with our mainstay of relative strength and momentum, allowed us to side step the biggest losses of the spring.  We were mostly in cash for February and March, returning to the markets in April.  We remain invested today.

Our performance has been ahead of the S&P 500 by several percentage points, which is good.  But more importantly, our swings are not as volatile.  Because we go to cash when our model flashes weakness, we can potentially – and have in the past – be on the sidelines when the markets tank.

We anticipate more turbulent times ahead, and will stick with our discipline to help you reach your investing goals.

Respectfully,

Rodney Johnson

President, HS Dent Investment Management

The portfolio’s performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would be lower.   Investors should consider the investment objectives, risks, cha r ges and expenses of the Dent Strategic Portfolio carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before investing. A prospectus for this portfolio can be obtained by calling 402-493-4603 ..

Dent Strategic Portfolio
PORTFOLIO REVIEW
June 30, 2009 (Unaudited)

The Fund's performance figures* for the Six Months Ended June 30, 2009, as compared to its benchmark:

	Six Months	Performance since
	Ended June 30, 2009	Inception**
Dent Strategic Portfolio	8.52%	-10.48%
S&P 500 Total Return	3.16%	-28.85%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is May 1, 2008.

	Top Ten Holdings by Industry	% of Net Assets
	Exchange Traded Funds	81.70%
	Cash & Cash Equivalents	18.30%
		100.00%

Dent Strategic Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)

	Shares		Value
		EXCHANGE TRADED FUNDS - 81.7%
		EQUITY FUNDS - 81.7%
	18,902	First Trust ISE Global Engineering and Construction Index Fund	$ 647,961
	26,796	iShares Dow Jones US Broker Dealers Index Fund	685,978
	12,166	iShares MSCI Brazil Index Fund	644,433
	15,605	iShares MSCI Chile Investable Market Index Fund	706,905
	15,012	Market Vectors - Steel Index Fund	632,456
	37,443	PowerShares FTSE RAFI Emerging Markets Portfolio	650,010
	15,044	Rydex S&P Midcap 400 Pure Growth ETF	674,874
	11,074	SPDR S&P China ETF	672,745
	10,878	SPDR S&P Emerging Asia Pacific ETF	654,094
	20,228	WisdomTree Emerging Markets SmallCap Dividend Fund	662,872
		TOTAL EXCHANGE TRADED FUNDS (Cost $5,574,011)	6,632,328

		TOTAL INVESTMENTS - 81.7% (Cost $5,574,011) (a)	$ 6,632,328
		OTHER ASSETS & LIABILITIES - 18.3%	1,486,028
		NET ASSETS - 100.0%	$ 8,118,356

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,115,649
		Unrealized depreciation:	(57,332)
		Net unrealized appreciation:	$ 1,058,317

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 5,574,011
At value	$ 6,632,328
Cash	1,490,798
Dividends and interest receivable	8,584
Due from advisor	5,611
TOTAL ASSETS	8,137,321

LIABILITIES
Payable for fund shares redeemed	163
Fees payable to other affiliates	6,956
Accrued expenses and other liabilities	11,846
TOTAL LIABILITIES	18,965
NET ASSETS	$ 8,118,356

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 8,445,965
Accumulated net investment loss	(5,146)
Accumulated net realized loss from security transactions	(1,380,780)
Net unrealized appreciation of investments	1,058,317
NET ASSETS	$ 8,118,356

Shares of beneficial interest outstanding	923,407

Net asset value, offering and redemption price per share	$ 8.79
[Net assets / Shares of beneficial interest outstanding]

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$ 39,989
Interest	324
TOTAL INVESTMENT INCOME	40,313

EXPENSES
Investment advisory fees	29,722
Administrative services fees	17,786
Distribution (12b-1) fees	13,828
Accounting services fees	12,323
Transfer agent fees	10,976
Legal fees	8,454
Audit fees	6,907
Custodian fees	5,645
Compliance officer fees	4,717
Trustees' fees and expenses	3,076
Printing and postage expenses	2,976
Insurance expense	615
Other expenses	503
TOTAL EXPENSES	117,528
Fees waived/expenses reimbursed by the Advisor	(65,121)
NET EXPENSES	52,407

NET INVESTMENT LOSS	(12,094)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(401,025)
Net change in unrealized appreciation (depreciation) of investments	1,058,317
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	657,292

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 645,198

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	June 30,	Ended
	2009	December 31,
	(Unaudited)	2008 (a)
FROM OPERATIONS
Net investment income (loss)	$ (12,094)	$ 6,948
Net realized loss from security transactions	(401,025)	(979,755)
Net change in unrealized appreciation (depreciation) on investments	1,058,317	-
Net increase (decrease) in net assets resulting from operations	645,198	(972,807)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,402,660	9,054,193
Payments for shares redeemed	(861,734)	(1,149,154)
Net increase in net assets from shares of beneficial interest	540,926	7,905,039

TOTAL INCREASE IN NET ASSETS	1,186,124	6,932,232

NET ASSETS
Beginning of Period	6,932,232	-
End of Period*	$ 8,118,356	$ 6,932,232
* Includes accumulated net investment income (loss) of:	$ (5,146)	$ 6,948

SHARE ACTIVITY
Shares Sold	177,589	991,182
Shares Redeemed	(109,697)	(135,667)
Net increase in shares of beneficial interest outstanding	67,892	855,515

(a) The Dent Strategic Portfolio commenced operations May 1, 2008.

See accompanying notes to financial statements.

Dent Strategic Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Six
	Months Ended	For the Period
	June 30,	Ended
	2009	December 31,
	(Unaudited)	2008 (1)

Net asset value, beginning of period	$ 8.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.70	(1.91)
Total from investment operations	0.69	(1.90)

Net asset value, end of period	$ 8.79	$ 8.10

Total return (3)	8.52%	(19.00%)

Net assets, end of period (000s)	$ 8,118	$ 6,932

Ratio of gross expenses to average net assets (4,5,7)	3.36%	6.19%
Ratio of net expenses to average net assets (4,5)	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (4,5,6)	(0.35)%	0.23%
Portfolio Turnover Rate (3)	304%	471%

(1) The Dent Strategic Portfolio commenced operations on May 1, 2008.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	The ratios of expenses to average net assets and the net investment income do not include the expenses of other investment companies in which the Portfolio invests.
(6)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

1.

ORGANIZATION

The Dent Strategic Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and qualified pension and retirement plans and certain unregistered separate accounts.  The principal investment strategy of the Portfolio is long term growth of capital, by identifying through proprietary economic and demographic analysis, the overall trend of the U.S. and global economies, and then implementing investment strategies in asset classes that the Advisor believes will benefit from these trends.  The Portfolio commenced operations on May 1, 2008.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees (the “Board”) or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the underlying funds.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	6,632,328	-	-	6,632,328
Total	6,632,328	-	-	6,632,328

                                  The Portfolio did not hold any Level 3 securities during the period.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of credit risk – The Portfolio from time to time may be in a defensive position and may not be invested in the market.  During these times the Portfolio may hold a cash position that is greater than the Federal Deposit Insurance Corporations (“FDIC”) insurance limits.  The current limit per depositor is $100,000; however, effective October 3, 2008 and until December 31, 2009, the deposit insurance limit is temporarily raised to $250,000.  Failure of the Portfolio’s custodian when the Portfolio is in a cash position could prevent the Portfolio from investing the cash balance in the markets and meeting its investment objective.

Derivatives Disclosure – The Fund has adopted FASB SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Any necessary changes to accounting policies and disclosures have been made in accordance with SFAS 161 and are incorporated for the current reporting period.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Portfolio.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $20,984,949 and $15,009,913, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are supervised under the direction of the Board, which is responsible for the overall management of the Portfolio. HS Dent Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the supervision of the Board, oversees the daily operations of the Portfolio and supervises the performance of Administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Portfolio’s average daily net assets.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.50% per annum of the Portfolio’s average daily net assets.  During the six months ended June 30, 2009, the Advisor waived/reimbursed fees totaling $65,121.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 1.50% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 1.50% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits. As of December 31, 2008, the Advisor has $142,849 of waived/reimbursed expenses that may be recovered no later than December 31, 2011.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Security Benefit Life Insurance Co. (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2009, the Portfolio incurred expenses of $4,717 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended June 30, 2009, GemCom collected amounts totaling $2,060 for EDGAR and printing services performed.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2009, Security Benefit Life Insurance Company held 100% of the voting securities of the Dent Strategic Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Security Benefit Life Insurance Company are also owned beneficially.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolio incurred and elected to defer $114,586 of such capital losses.

At December 31, 2008, the Portfolio has available for federal income tax purposes an unused capital loss carryforward of $865,169.  This carryforward may be used to offset any future capital gains the Portfolio may have and is set to expire on December 31, 2016.

Dent Strategic Portfolio

EXPENSE EXAMPLES

June 30, 2009 (Unaudited)

As a shareholder of the Dent Strategic Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Dent Strategic Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2009 through June 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Dent Strategic Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09 – 6/30/09 *
Actual	$1,000.00	$1,085.20	$7.73
Hypothetical (5% return before expenses)	$1,000.00	$1,017.38	$7.48

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 402-493-4603 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 402-493-4603.

INVESTMENT ADVISOR

HS Dent Investment Management LLC

15310 Amberly Drive, Suite 165

Tampa, FL 33647

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

9/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

9/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

9/8/09